Revenues - Summary of geographical information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Revenues	$ 1,614	$ 1,532	$ 3,288	$ 3,112
Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,614	1,532	3,288	3,112
Operating segments [member] | Eliminations Or Rounding [Member]
Disclosure of geographical areas [line items]
Revenues	(6)	(6)	(12)	(11)
U.S. [member]
Disclosure of geographical areas [line items]
Revenues	1,156	1,094	2,391	2,280
U.S. [member] | Operating segments [member] | Eliminations Or Rounding [Member]
Disclosure of geographical areas [line items]
Revenues	(6)	(6)	(12)	(11)
Canada [member]
Disclosure of geographical areas [line items]
Revenues	51	49	98	95
Canada [member] | Operating segments [member] | Eliminations Or Rounding [Member]
Disclosure of geographical areas [line items]
Revenues	0		0
Other [member]
Disclosure of geographical areas [line items]
Revenues	56	47	114	91
Other [member] | Operating segments [member] | Eliminations Or Rounding [Member]
Disclosure of geographical areas [line items]
Revenues	0		0
Americas [member]
Disclosure of geographical areas [line items]
Revenues	1,263	1,190	2,603	2,466
Americas [member] | Operating segments [member] | Eliminations Or Rounding [Member]
Disclosure of geographical areas [line items]
Revenues	(6)	(6)	(12)	(11)
U.K. [Member]
Disclosure of geographical areas [line items]
Revenues	226	215	433	388
U.K. [Member] | Operating segments [member] | Eliminations Or Rounding [Member]
Disclosure of geographical areas [line items]
Revenues	0		0
Other Countries [member]
Disclosure of geographical areas [line items]
Revenues	55	60	115	120
Other Countries [member] | Operating segments [member] | Eliminations Or Rounding [Member]
Disclosure of geographical areas [line items]
Revenues	0		0
EMEA [member]
Disclosure of geographical areas [line items]
Revenues	281	275	548	508
EMEA [member] | Operating segments [member] | Eliminations Or Rounding [Member]
Disclosure of geographical areas [line items]
Revenues	0		0
Asia Pacific [member]
Disclosure of geographical areas [line items]
Revenues	70	67	137	138
Asia Pacific [member] | Operating segments [member] | Eliminations Or Rounding [Member]
Disclosure of geographical areas [line items]
Revenues	0		0
Legal Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	700	673	1,398	1,341
Legal Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	558	532	1,115	1,058
Legal Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	17	15	34	31
Legal Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	8	6	16	11
Legal Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	583	553	1,165	1,100
Legal Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	65	69	131	137
Legal Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	16	17	32	34
Legal Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	81	86	163	171
Legal Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	36	34	70	70
Corporates [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	373	346	784	728
Corporates [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	305	285	650	606
Corporates [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2	3	4	5
Corporates [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	16	11	30	23
Corporates [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	323	299	684	634
Corporates [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	28	27	55	53
Corporates [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	12	11	26	23
Corporates [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	40	38	81	76
Corporates [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	10	9	19	18
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	217	199	470	426
Tax & Accounting Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	169	153	375	342
Tax & Accounting Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	12	11	22	21
Tax & Accounting Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	26	23	56	44
Tax & Accounting Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	207	187	453	407
Tax & Accounting Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	6	7	10	11
Tax & Accounting Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	0		0
Tax & Accounting Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	6	7	10	11
Tax & Accounting Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	4	5	7	8
Reuters News [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	188	173	364	338
Reuters News [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	28	26	58	80
Reuters News [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1	1	2	2
Reuters News [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2	2	4	4
Reuters News [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	31	29	64	86
Reuters News [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	119	103	221	169
Reuters News [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	24	28	51	55
Reuters News [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	143	131	272	224
Reuters News [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	14	13	28	28
Global Print [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	142	147	284	290
Global Print [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	102	104	205	205
Global Print [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	19	19	36	36
Global Print [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	4	5	8	9
Global Print [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	125	128	249	250
Global Print [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	8	9	16	18
Global Print [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	3	4	6	8
Global Print [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	11	13	22	26
Global Print [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	$ 6	$ 6	$ 13	$ 14